Accounting Pronouncements	9 Months Ended
Sep. 30, 2021
Accounting Standards Update and Change in Accounting Principle [Abstract]
Accounting Pronouncements
Note 5—Accounting Pronouncements
Accounting Standards Adopted
In December 2019, the FASB issued Accounting Standards Update (“ASU”)
No. 2019-12,
which amends ASC Topic 740, Income Taxes. This update simplifies the accounting for income taxes by removing certain exceptions to general principles. The amendment is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years, and is required to be adopted on a retrospective basis for all periods presented.
We adopted ASU
No. 2019-12,
effective January 1, 2021. The adoption of this guidance did not have a material impact on our condensed consolidated financial statements.
Recently Issued Accounting Standards
In October 2021, the FASB issued ASU
No. 2021-08,
Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, in order to provide clarity on how to account for acquired revenue contracts with customers in a business combination. This guidance is effective for public business entities for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. The amendments should be applied prospectively to business combinations occurring on or after the effective date. Early adoption is permitted. The Company is currently evaluating the impact the standard will have on our financial statements.